TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND

FINANCIAL HIGHLIGHTS

                                                          Period Ended
                                                         June 30, 1998+

                                                          (unaudited)

                                                       -----------------
PER SHARE OPERATING PERFORMANCE - CLASS 1
(For a share outstanding throughout the period)

Net asset value, beginning of period                          $10.00
                                                       ----------------
Income from investment operations:
     Net investment income                                       .03
     Net unrealized gains                                        .14
                                                       -----------------
Total from investment operations                                 .17
                                                       -----------------
Net asset value, end of period                                $10.17
                                                       =================
Total Return *                                                  1.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                             $  254
Ratios to average net assets:
     Expenses                                                   1.00%**
     Expenses, excluding waiver and payments
      by affiliate                                             17.70%**
     Net investment income                                      2.16%**
Portfolio turnover rate                                          .00%



*Total return does not include deductions at the contract level for cost of insurance charges, premium load," "administrative charges, mortality and expense risk charges or other charges that may be incurred under the" variable annuity contract for which the Fund serves as an underlying investment vehicle. Total return is not annualized.

**Annualized.

+For the period May 1, 1998 (commencement of operations) to June 30, 1998.



                       SEE NOTES TO FINANCIAL STATEMENTS

PAGE



    TEMPLETON VARIABLE PRODUCTS SERIES FUND
    FRANKLIN GROWTH INVESTMENTS FUND

    STATEMENT OF INVESTMENTS,  JUNE 30, 1998 (UNAUDITED)


                                                                  COUNTRY        SHARES              VALUE

    ----------------------------------------------------------------------------------------------------------
    COMMON STOCKS  77.3%
    BEVERAGES & TOBACCO  3.1%
    Phillip Morris Cos. Inc.                                   United States          200             $ 7,872
                                                                                                  ------------
    BUSINESS & PUBLIC SERVICES  .9%
 *+ Republic Services Inc., A, w/i                             United States          100               2,400
                                                                                                  ------------
    CHEMICALS  3.1%
    Air Products and Chemicals Inc.                            United States          200               8,000
                                                                                                  ------------
    DATA PROCESSING & REPRODUCTION  8.2%
    Automatic Data Processing Inc.                             United States          100               7,288
    Compaq Computer Corp.                                      United States          100               2,838
  * Microsoft Corp.                                            United States          100              10,838
                                                                                                  ------------
                                                                                                       20,964
                                                                                                  ------------
    ELECTRICAL & ELECTRONICS  1.2%
  * Applied Materials Inc.                                     United States          100               2,950
                                                                                                  ------------
    ELECTRONIC COMPONENTS & INSTRUMENTS  9.6%
    Emerson Electric Co.                                       United States          100               6,038
    Hewlett-Packard Co.                                        United States          100               5,988
    Intel Corp.                                                United States          100               7,413
    Molex Inc.                                                 United States          200               5,000
                                                                                                  ------------
                                                                                                       24,439
                                                                                                  ------------
    ENERGY SOURCES  7.0%
    Enron Corp.                                                United States          100               5,406
    Expeditors International of Washington Inc.                United States          100               4,400
    MCN Corp.                                                  United States          100               2,488
    Royal Dutch Petroleum Co., New York Shares                  Netherlands           100               5,481
                                                                                                  ------------
                                                                                                       17,775
                                                                                                  ------------
    FINANCIAL SERVICES  9.6%
    Associates First Capital Corp.                             United States          100               7,688
    Charles Schwab Corp.                                       United States          100               3,250
    Equifax Inc.                                               United States          200               7,263
    Fannie Mae                                                 United States          100               6,075
                                                                                                  ------------
                                                                                                       24,276
                                                                                                  ------------
    FOOD & HOUSEHOLD PRODUCTS  4.6%
    Campbell Soup Co.                                          United States          100               5,313
    ConAgra Inc.                                               United States          200               6,338
                                                                                                  ------------
                                                                                                       11,651
                                                                                                  ------------
    HEALTH & PERSONAL CARE  10.3%
    Abbott Laboratories                                        United States          200               8,175
    American Home Products Corp.                               United States          100               5,175
    Baxter International Inc.                                  United States          100               5,381
    Johnson & Johnson                                          United States          100               7,375
                                                                                                  ------------
                                                                                                       26,106
                                                                                                  ------------
    LEISURE & TOURISM  2.5%
  * Mirage Resorts Inc.                                        United States          300               6,394


PAGE
                                                                                                  ------------

    MACHINERY & ENGINEERING  1.1%
  * US Filter Corp.                                            United States          100               2,804
                                                                                                  ------------

    MISC MATERIALS & COMMODITIES  .7%
    De Beers Consolidated Mines AG, ADR                         South Africa          100               1,750
                                                                                                  ------------

    RECREATION & OTHER CONSUMER GOODS  1.7%
    Mattel Inc.                                                United States          100               4,231
                                                                                                  ------------
    TELECOMMUNICATIONS  5.9%
  * AirTouch Communications Inc.                               United States          100               5,844
  * Cisco Systems Inc.                                         United States          100               9,206
                                                                                                  ------------
                                                                                                       15,050
                                                                                                  ------------
    TEXTILES & APPAREL  1.9%
    Nike Inc., B                                               United States          100               4,869
                                                                                                  ------------
    TRANSPORTATION  2.1%
    Air Express International Corp.                            United States          200               5,350
                                                                                                  ------------
    UTILITIES ELECTRICAL & GAS  3.8%
  * AES Corp.                                                  United States          100               5,256
    CMS Energy Corp.                                           United States          100               4,400
                                                                                                  ------------
                                                                                                        9,656
                                                                                                  ------------
    TOTAL COMMON STOCKS (COST $193,172)                                                               196,537
                                                                                                  ------------
                                                                               PRINCIPAL
                                                                               AMOUNT**
                                                                               -----------
(a) REPURCHASE AGREEMENT  24.4%
    Joint Repurchase Agreement, 5.614%, 7/01/98 (Maturity Value $62,072)
    (COST $62,063)
    BancAmerica Robertson Stephens (Maturity Value $5,932)
    Barclays Capital Group, Inc. (Maturity Value $5,932)
    Bear, Stearns Securities Corp. (Maturity Value $3,232)
    BT Alex Brown, Inc. (Maturity Value $5,452)
    Chase Securities, Inc. (Maturity Value $5,932)
    CIBC Wood Gundy Securities Corp. (Maturity Value $5,932)
    Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $5,932)
    Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $5,932)
    Greenwich Capital Markets, Inc. (Maturity Value $5,932)
    Paribas Corp. (Maturity Value $5,932)
    SBC Warburg Dillon Read, Inc. (Maturity Value $5,932)
      Collateralized by U.S. Treasury Bills and Notes                            $ 62,063              62,063
                                                                                                  ------------
    TOTAL INVESTMENTS  (COST $255,235) 101.7%                                                         258,600
    OTHER ASSETS, LESS LIABILITIES  (1.7%)                                                             (4,380)
                                                                                                  ------------
    TOTAL NET ASSETS 100.0%                                                                         $ 254,220
                                                                                                  ============



* Non-income producing.

**Securities traded in U.S. dollars.

+Sufficient   collateral  has  been  segregated  for  securities   traded  on  a
when-issued  or  delayed  delivery  basis.
(a)See  Note  1(c)  regarding  joint repurchase agreement.

                       See Notes to Financial Statements.

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
Investments in securities, at value (cost $193,172)                 $ 196,537
Repurchase agreements, at value and cost                               62,063
Receivables from dividends and interest                                   224
                                                                 --------------
Total assets                                                          258,824
                                                                 --------------
Liabilities:
Payable for investment securities purchased                             4,194
Accrued liabilities                                                       410
                                                                 --------------
Total liabilities                                                       4,604
                                                                 --------------
Net assets, at value                                                $ 254,220
                                                                 ==============
Net assets consist of:
     Undistributed net investment income                            $     855
     Net unrealized appreciation                                        3,365
     Beneficial shares                                                250,000
                                                                 --------------
Net assets, at value                                                $ 254,220
                                                                 --------------
CLASS 1:
Net asset value per share ($254,220/25,000 shares outstanding)      $   10.17
                                                                 --------------






                        See Note To Financial Statements


PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998 (UNAUDITED)


Investment Income:
     (net of foreign taxes of $13)
     Dividends                               $   421
     Interest                                    844
                                           ----------
          Total investment income                                     $ 1,265
                                                                     ----------
Expenses:
     Management fees (Note 3)                    238
     Administrative fees (Note 3)                 38
     Custodian fees                              436
     Reports to shareholders                   1,300
     Registration and filing fees                900
     Professional fees                         2,600
     Trustees' fees and expenses                 200
     Other                                     1,300
                                           ----------
          Total expenses                                                7,012
          Expenses waived/paid by
           affiliate (Note 3)                                          (6,602)
                                                                     ----------
               Net expenses                                               410
                                                                     ----------
                  Net investment income                                   855
                                                                     ----------
Net unrealized appreciation on investments                              3,365
                                                                     ----------
Net increase in net assets resulting from operations                  $ 4,220
                                                                     ==========




                       See Note to Financial Statements.





PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS


                                                            FOR THE PERIOD ENDED
                                                                JUNE 30, 1998
                                                                (UNAUDITED)+
                                                                    -----------
Increase in net assets:
  Operations:
     Net investment income                                             $    855
     Net unrealized appreciation on investments                           3,365

                                                                      ---------
       Net increase in net assets resulting from operations               4,220

Fund share transactions (Note 2):
  Class 1                                                               250,000
                                                                      ---------
     Net increase in net assets                                         254,220
Net assets:
  Beginning of period                                                     -
                                                                      ---------
  End of period                                                       $ 254,220
                                                                      ---------
Undistributed net investment income included in net assets:
End of period                                                         $    855
                                                                     ----------



+For the period May 1, 1998 (commencement of operations) to June 30, 1998.



                       See Notes to Financial Statements.



PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Growth Investments Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks capital appreciation through a policy of investing at least 65% of total assets in equity securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. JOINT REPURCHASE AGREEMENT:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1998, all outstanding repurchase agreements had been entered into on that date.

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.


PAGE
TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class 1 and Class 2 shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's Class 1 shares were as follows:

                                SIX MONTHS ENDED
                                 JUNE 30, 1998*
                               -----------------------------
CLASS 1 SHARES:                   SHARES         AMOUNT
                               -----------------------------
Shares sold                       25,000        $250,000
                               -----------------------------
Net increase                      25,000        $250,000
                               -----------------------------

*Commencement of sales was May 1, 1998.

As of June 30, 1998, there were no transactions in the Fund's Class 2 shares.

Templeton Funds Annuity Company, the Fund's administrative manager, is the record owner of 100% of the Fund's Class 1 shares as of June 30, 1998.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Templeton Funds Annuity Company (TFAC) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.


PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3.    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE
RATE              AVERAGE DAILY NET ASSETS
----------------- ---------------------------------------------------------
0.60%             First $200 million
0.50%             Over $200 million, up to and including $1.3 billion
0.40%             Over $1.3 billion

Advisers agreed in advance to reduce management fees to the extent necessary to limit total expenses to an annual rate of 1.00% and 1.25% of the average daily net assets of Class 1 and Class 2 shares, respectively, through December 31, 1998, as noted in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to TFAC based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED FEE
RATE              AVERAGE DAILY NET ASSETS
----------------- ---------------------------------------------------------
0.15%             First $200 million
0.135%            Over $200 million, up to and including $700 million
0.10%             Over $700 million, up to and including $1.2 billion
0.075%            Over $1.2 billion

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

         Unrealized appreciation                       $ 10,387
         Unrealized depreciation                         (7,022)
                                                    ---------------
         Net unrealized appreciation                   $  3,365
                                                    ===============

5.  INVESTMENT TRANSACTIONS

Purchases of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $193,172.